Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

December 29, 2006

Nicole M. Runyan
Direct Dial 212.806.6443
Direct Fax 212.806.7143
nrunyan@stroock.com

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Jeffrey Long and Christina DiAngelo

Re:	Dreyfus Municipal Funds, Inc. Registration Statement on Form N-14 (File No. 811-6377; 333-138965)

Ladies and Gentlemen:

On behalf of Dreyfus Municipal Funds, Inc. (the “Registrant”), transmitted herewith is Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-14 (the “Amendment”). The Amendment is being filed to include revised pro forma financial statements, fee tables and expense examples in the two separate Prospectus/Proxy Statements (each, a “Prospectus/Proxy”) contained in the Registration Statement.

As discussed with Ms. Christina DiAngelo of the staff of the Securities and Exchange Commission, the Registrant has revised its pro forma financial statements to reflect the combination of Dreyfus Premier Select Intermediate Municipal Bond Fund, a series of the Registrant, and the Texas Series, a series of Dreyfus Premier State Municipal Bond Fund, into Dreyfus Premier Select Municipal Bond Fund, based on the assumption that the shareholders of each of the Funds will approve the transaction. The Registrant also has revised the fee tables and expense examples in each of the Prospectus/Proxies to reflect every possible combination involving the Funds and the Acquiring Fund.

As discussed with the staff, for timing and solicitation purposes, the Registrant would like to be able to print and mail each Prospectus/Proxy concurrent with the printing and mailing of twelve other Prospectus/Proxy Statements involving the reorganization of other Dreyfus-advised funds. As such, the Registrant is filing concurrent with the Amendment, acceleration requests seeking the acceleration of the effective date of the Registration Statement to December 29, 2006, or as soon thereafter as may be practicable.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

DREYFUS MUNICIPAL FUNDS, INC.
200 Park Avenue
New York, New York 10166

December 29, 2006

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq. and Christina DiAngelo

Re:	Dreyfus Municipal Funds, Inc. Registration Statement on Form N-14 (File No. 811-6377; 333-138965)

Ladies and Gentlemen:

The undersigned hereby requests that the effective date for Pre-Effective Amendment No. 2 to the above-referenced Registration Statement be accelerated so that it will become effective on December 29, 2006 at 4:00 p.m., Eastern time, or as soon thereafter as may be practicable.

Very truly yours,

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ Jeff Prusnofsky Jeff Prusnofsky Vice President

DREYFUS SERVICE CORPORATION
200 Park Avenue
New York, New York 10166

December 29, 2006

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq. and Christina DiAngelo

Re:	Dreyfus Municipal Funds, Inc. Registration Statement on Form N-14 (File No. 811-6377; 333-138965)

Ladies and Gentlemen:

As principal underwriter of the above-referenced investment company (the “Fund”), we hereby join the Fund in requesting that the effective date for Pre-Effective Amendment No. 2 to the Fund’s Registration Statement be accelerated so that it will become effective on December 29, 2006, at 4:00 p.m., Eastern time, or as soon thereafter as may be practicable.

Very truly yours,

DREYFUS SERVICE CORPORATION

By:	/s/James Bitetto James Bitetto Assistant Secretary